Expense Example, No Redemption - Franklin Templeton Conservative Model Portfolio	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	313
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	1,298
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	680
Expense Example, No Redemption, 10 Years	$ 1,531